Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0940 F: +1 202.637.3593 roncoenen@ eversheds-sutherland.com

March 11, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 1 to
Registration Statement on Form S-1 for
Merit Life Insurance Co.
Fixed Contingent Deferred Annuity Contract

Dear Commissioners:

On behalf of Merit Life Insurance Co. (the “Company”), we have transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), post-effective amendment no. 1 to the registration statement on Form S-1 (the “Amendment”) for the Fixed Contingent Deferred Annuity Contract (the “Contract”) offered by the Company.

The purpose of the Amendment (and the subsequent post-effective amendment to be filed prior to requesting acceleration of effectiveness) is to update the information in the prospectus as required by Section 10(a)(3) of the 1933 Act and to make various non-material changes (i.e., an “annual update”). Except as noted below, the Company represents that if the annual update were eligible to be filed pursuant to Rule 485 under the 1933 Act, the Company would make the filing pursuant to Rule 485(b) because it does not include any material changes compared to the effective registration statement, other than those that would be permitted by Rule 485(b).

The Company excepts from the representation above certain non-routine disclosure changes to be reflected in the annual update, as follows:

•

In the initial registration statement, the Company was designated as a “smaller reporting company” and “emerging growth company.” In connection with the Amendment, the Company has re-evaluated those designations. The Company continues to qualify as an emerging growth company, but will no longer qualify as a smaller reporting company. As a result of this change in status:

•

The annual update will include three years’ of financial statements (as of December 31, 2021, 2020, and 2019) as generally required by Regulation S-X. The initial registration statement reflected only two years’ of financial statements (as of December 31, 2020 and 2019).

•

Management’s Discussion and Analysis of Financial Condition and Results of Operations pursuant to Item 303 of Regulation S-K (to be included in the subsequent post-effective amendment) will cover the last three fiscal years rather than the last two fiscal years.

•	Certain additional, albeit limited, disclosures about the Company will be added as required by Regulation S-K, including disclosure under Item 101 (Business) and Item 404 (Related Party Transactions).

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March 11, 2022 Page 2

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The Company will include executive compensation disclosure applicable to emerging growth companies pursuant to Item 402 of Regulation S-K. In the initial registration statement, the Company included only limited executive compensation disclosure based on Rule 409 under the 1933 Act (which allows information to be excluded from a registration statement insofar as it isn’t known or reasonably available). The Company does not intend to rely on Rule 409 for the annual update.

The Company intends to request that the Commission declare the amended registration statement effective no later than May 2, 2022. As previously noted, following review by the Commission staff, the Company plans to file another post-effective amendment in April 2022 addressing the staff’s comments, if any; adding the requisite financial statements, financial information, auditor’s consent, exhibits, and otherwise omitted information; and making any other non-material changes to the disclosure that the Company deems appropriate. Requests for acceleration of effectiveness pursuant to Rule 461 will be filed with the Commission at that time.

Please contact the undersigned at the above number if you have any questions or comments regarding this letter or the Amendment. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ Ronald D. Coenen Jr.
Ronald D. Coenen Jr.